TAXATION (Tables)	12 Months Ended
Dec. 31, 2013
TAXATION [Abstract]
Schedule of Earnings Before Income Taxes

	For the year ended December 31
	2011	2012	2013
	RMB	RMB	RMB
Cayman Islands	246,885,595	(136,614,196)	(252,710,798)
PRC	127,032,230	(1,191,217,775)	308,896,189
Other countries	(19,519,201)	(224,901,695)	151,838,949
Income/(Loss) before income taxes	354,398,624	(1,552,733,666)	208,024,340

Schedule of Current and Deferred Income Taxes

	For the year ended December 31
	2011	2012	2013
	RMB	RMB	RMB
Current income tax (expense)/benefit
PRC	(76,792,019)	7,561,393	(17,468,843)
Other countries	(71,536)	838,169	(153,468)
Total current income tax (expense)/benefit	(76,863,555)	8,399,562	(17,622,311)
Deferred PRC tax (expense)/benefit	(4,209,187)	518,086	(910,065)
Income tax (expense)/benefit	(81,072,742)	8,917,648	(18,532,376)

Schedule of Income Tax Rate Reconciliation

	For the year ended December 31
	2011	2012	2013
	%	%	%
Statutory CIT rate	25.0	(25.0)	25.0
Effect of permanent differences:
-Share-based compensation expenses	0.7	0.3	1.3
-Change in fair value of convertible senior notes and capped call options	(21.1)	1.6	25.6
-Goodwill impairment	3.2	-	-
-Accrued payroll and welfare expenses	4.4	0.8	2.4
-Change of enact tax rate	-	(7.5)	49.2
-Effect of prior year tax difference (1)	-	(0.6)	-
-Other non-deductible expenses	5.6	0.8	1.9
Difference in tax rate of a subsidiary outside the PRC	(0.9)	0.9	3.8
Effect of tax holiday for subsidiaries	(13.2)	6.9	(6.5)
Change in valuation allowance	19.1	21.2	(93.8)
Effective CIT rate	22.8	(0.6)	8.9

(1)	The Company recorded an out-of-period adjustment of RMB12,146,071in the year ended December 31, 2012, resulting from income tax filing difference for two PRC entities, which should have been recorded in the year ended December 31, 2011. The originating amount in 2011 was not material to the 2011 consolidated financial statements, nor was the out of period adjustment recorded in 2012 material to the 2012 consolidated financial statements.

Schedule of Aggregate Amount and Per Share Effect of Reduction of CIT
	For the year ended December 31
	2011	2012	2013
	RMB	RMB	RMB
The aggregate amount of effect	46,723,125	-	25,853,541
Per share effect-basic	0.50	-	0.27
Per share effect-diluted	0.46	-	0.27

Schedule of Current Deferred Tax Assets

	For the year ended December 31
	2012	2013
	RMB	RMB
Net operating losses	-	-
Provision for inventories, accounts receivable, other receivable	170,795,477	59,362,637
Change in fair value of forward contracts	(1,749,190)	(5,270,148)
Accrued warranty costs	4,952,344	5,923,185
Accrued interest	6,529,370	503,377
Other temporary differences	(5,153,313)	5,283,025
Total deferred tax assets	175,374,688	65,802,076
Less: Valuation allowance	(175,374,688)	(65,802,076)
Net deferred tax assets-current	-	-

Schedule of Noncurrent Deferred Tax Assets

	For the year ended December 31
	2012	2013
	RMB	RMB
Net operating losses	91,384,912	39,762,082
Accrued warranty costs	25,690,397	25,977,871
Increase in fair value of property, plant and equipment and land use rights arising from business combination	(3,532,006)	(2,052,738)
Timing difference for project assets, property, plant and equipment	17,470,545	43,098,028
Provision for advance to suppliers to be utilized beyond one year	56,931,594	34,158,957
Provision of prepayment for purchase of property, plant and equipment	11,048,442	6,629,065
Timing difference for revenue recognition of retainage contract	28,557,111	25,442,086
Other temporary differences	(65,135)	3,300,328
Total deferred tax assets	227,485,860	176,315,679
Less: Valuation allowance	(227,485,860)	(176,315,679)
Deferred tax assets-non-current, net	-	-

Schedule of Movement of Valuation Allowances

	For the year ended December 31
	2011	2012	2013
	RMB	RMB	RMB
At beginning of year	(6,308,714)	(73,967,071)	(402,860,548)
Current year additions	(69,445,609)	(329,813,147)	(21,347,390)
Reversal of valuation allowances	1,787,252	919,670	182,090,183
At end of year	(73,967,071)	(402,860,548)	(242,117,755)